Note 2 - Summary of Significant Accounting Policies (Details Textual) - EBP 36-4007085 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Employer Contribution, Receivable, Accrual Method Not Recognized	$ 7,415,051	$ 7,994,757
EBP, Excess Contribution Payable	$ 0	$ 0